PGIM S&P 500 Quarterly Buffer 20 ETF Investment Risks - PGIM S&P 500 Quarterly Buffer 20 ETF	Oct. 01, 2026
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffer and Cap Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Buffer and Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods. In addition, the Fund’s limited buffer may be further reduced in certain Target Outcome Periods, depending on market conditions for the FLEX Options and the establishment of the cap.
Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the downside protection or benefit from the full value of any appreciation up to the cap. In addition, the Manager will seek to structure the Flex Options to ensure the cap is positive after taking into account the Fund’s management fee. This may result in a further reduction of the limited buffer for the Target Outcome Period. Be sure to check the Fund’s website for the amount of the cap and buffer before investing.
Capped Upside Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap. Because of the quarterly reset of the Target Outcome Period, the cap may be significantly lower than comparable products with a longer Target Outcome Period.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic And Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity And Equity Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder And Large Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption And Geopolitical Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non Diversified Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the periodic imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.